NOTES PAYABLE (Details 1)	12 Months Ended
Mar. 31, 2017 USD ($)
Balance, March 31, 2016	$ 0
Balance, March 31, 2017	236,548
Promissory Note [Member]
Balance, March 31, 2016	0
Acquisition of IMT (Note 4)	217,808
Accrued interest	18,740
Balance, March 31, 2017	$ 236,548